Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes expense	$ 100
Current income tax expense (benefit)		$ 400	$ 0
Deferred tax assets, valuation allowance		40,421	39,611
Operating loss carry forwards		1,800	100
Deferred tax assets, operating loss carry forwards		29,829	32,969
Deferred tax assets, tax credit carry forwards		$ 6,252	$ 6,248
Percentage of elimination of NOL limitation for tax period		80.00%	80.00%	80.00%
Unrecognized tax benefits, income tax penalties and interest expense		$ 0	$ 0
Balance of unrecognized tax benefits		$ 6,200
Indefinitely Period [Member]
Tax credit carry forward expiration period		2034 years
Research Tax Credit Carryforward [Member]
Operating loss carry forwards		$ 36,600
Deferred tax assets, operating loss carry forwards		600
Deferred tax assets, tax credit carry forwards		100
Tax credit carry forward, amount		3,300
Research Tax Credit Carryforward [Member] | Indefinitely Period [Member]
Tax credit carry forward, amount		78,400
Federal Tax Authority [Member]
Operating loss carry forwards		141,200
Tax credit carry forward, amount		7,400
Federal Tax Authority [Member] | Indefinitely Period [Member]
Operating loss carry forwards		$ 62,800